Corporate Information - Summary of Shareholders Percentage (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Shareholders %	100.00%	100.00%	100.00%
Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	24.69%	27.53%	28.80%
Asia Equity Partners Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	8.73%	21.06%	22.36%
Fintech Partners Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	9.50%	0.00%	0.00%
Baring Fintech Nexus Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	6.45%	6.47%	6.44%